Tax matters - Net operating and Capital losses carryforward (Details) - Capital losses carryforward $ in Millions	Dec. 31, 2021 MXN ($)
Detail of deferred tax assets and liabilities
Loss amount	$ 7,776
Deferred tax assets	2,333
2028
Detail of deferred tax assets and liabilities
Loss amount	2,299
Deferred tax assets	690
2029
Detail of deferred tax assets and liabilities
Loss amount	2,306
Deferred tax assets	692
2030
Detail of deferred tax assets and liabilities
Loss amount	2,258
Deferred tax assets	677
2031
Detail of deferred tax assets and liabilities
Loss amount	913
Deferred tax assets	$ 274